Summary of significant accounting policies, estimates and judgments (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Bank's Significant Exposures to Financial Instruments
The following tables show the Bank’s significant exposures to financial instruments referencing benchmark interest rates subject to the Reform that have yet to transition to ABRs and maturing after December 31, 2021 for non-USD LIBOR instruments and after June 30, 2023 for USD LIBOR instruments. In the normal course of business, our derivative notional amounts may fluctuate with minimal impact to our IBOR conversion plans.

	As at
	October 31, 2021			November 1, 2020 (1)

(Millions of Canadian dollars)	Non-derivative financial assets (2)	Non-derivative financial liabilities (3)	Derivative notional (4)	Non-derivative financial assets (2)	Non-derivative financial liabilities (3)	Derivative notional (4)
USD LIBOR	$68,325	$1,420	$4,533,965	$57,432	$941	$3,368,307
GBP LIBOR	3,250	1,175	2,308,125	7,518	1,227	1,773,893
Other IBOR currencies	340	2,260	92,401	324	2,456	263,299
	$71,915	$4,855	$6,934,491	$65,274	$4,624	$5,405,499
Cross currency swaps
USD LIBOR – GBP LIBOR	n.a.	n.a.	$507,437	n.a.	n.a.	$384,263
Other combinations	n.a.	n.a.	67,404	n.a.	n.a.	52,875
	n.a.	n.a.	$574,841	n.a.	n.a.	$437,138
	$71,915	$4,855	$7,509,332	$65,274	$4,624	$5,842,637

(1)	Amounts have been updated from those previously presented to reflect the regulatory developments related to the USD LIBOR cessation date.
(2)	Non-derivative assets represent the drawn outstanding balance of Loans and the fair value of Securities.
(3)	Non-derivative liabilities represent Deposits.
(4)	The notional amount of derivative instruments excludes cross currency swaps with multiple LIBOR legs, which are presented separately in the Cross currency swaps section of this table.
n.a.	not applicable

Summary of Undrawn Balances of Loan Commitments
The following table presents the undrawn balances of loan commitments referencing benchmark interest rates subject to the Reform.

	As at

(Millions of Canadian dollars)	October 31, 2021	November 1, 2020 (1)
Authorized and committed undrawn commitments
USD LIBOR	$122,437	$82,054
GBP LIBOR	3,026	7,533
Other IBOR currencies	5	1,370
	$125,468	$90,957

(1)	Amounts have been updated from those previously presented to reflect the regulatory developments related to the USD LIBOR cessation date.